Summary of Significant Accounting Policies - Schedule of Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	2 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	3 years
Office equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	3 years
Capitalized product development costs
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	2 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	Shorter of the lease term or estimated useful life